Taxes (Details) - Schedule of aggregate deferred tax assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of aggregate deferred tax assets [Abstract]
Net operating loss carry forwards	$ 659,669	$ 437,456	$ 303,415
Less: valuation allowance	(659,669)	(437,456)	(303,415)
Deferred tax asset, net